SCHEDULE OF OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Advances to suppliers		$ 918
Prepaid expenses	323	751
Government institutions	253	151
Other	84	750
Other accounts receivable	$ 660	$ 2,570